Vanguard European Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (98.9%)
Austria (0.4%)
*	Erste Group Bank AG	488,499	10,934
*	OMV AG	242,881	7,671
	Verbund AG	113,733	5,968
*	Wienerberger AG	195,247	4,493
	voestalpine AG	196,911	4,366
	Andritz AG	120,402	4,042
*	Raiffeisen Bank International AG	223,327	3,842
*	CA Immobilien Anlagen AG	119,698	3,752
*,1	BAWAG Group AG	98,085	3,601
*	Immofinanz AG	153,274	2,528
^	Oesterreichische Post AG	55,850	1,787
*	Telekom Austria AG Class A	224,829	1,688
*	S Immo AG	84,263	1,474
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	63,177	1,405
	UNIQA Insurance Group AG	180,314	1,140
*	Lenzing AG	22,942	1,068
	Evn AG	50,578	833
*	Strabag SE	27,460	810
*,^	Do & Co AG	11,818	609
*	Flughafen Wien AG	18,156	549
	Schoeller-Bleckmann Oilfield Equipment AG	20,614	540
*	Palfinger AG	18,191	499
	Agrana Beteiligungs AG	20,181	417
	Zumtobel Group AG	50,803	387
*,^	Porr AG	17,371	283
	Kapsch TrafficCom AG	8,124	144
			64,830
Belgium (1.7%)
	Anheuser-Busch InBev SA/NV	1,423,441	77,298
	KBC Group NV	469,473	26,768
	Ucb SA	206,400	26,521
*	Argenx SE	73,291	16,912
	Umicore SA	350,744	16,565
	Groupe Bruxelles Lambert SA	183,896	15,951
	Ageas SA/NV	309,900	11,601
	Solvay SA Class A	118,573	9,203
	Sofina SA	26,478	7,416
	Warehouses De Pauw CVA	222,539	7,162
	Elia Group SA/NV	60,655	6,602
	Cofinimmo SA	45,237	6,457
	Aedifica SA	45,190	5,207
	Colruyt SA	89,222	5,182
*	Ackermans & van Haaren NV	38,278	4,916
	Proximus SADP	238,332	4,903

	Telenet Group Holding NV	79,466	3,083
^	Melexis NV	31,899	2,735
	Euronav NV	276,739	2,682
*	Barco NV	117,738	2,319
	Fagron	102,937	2,302
	Montea C.V.A	20,678	2,297
	D'ieteren SA/NV	38,446	2,075
*	KBC Ancora	61,694	2,063
*	Ontex Group NV	138,960	1,987
	Gimv NV	31,602	1,703
	Befimmo SA	36,922	1,675
	VGP NV	11,840	1,641
*	Tessenderlo Chemie NV (Voting Shares)	44,993	1,336
	Bekaert SA	62,783	1,222
*	AGFA-Gevaert NV	297,253	1,205
	Retail Estates NV	17,301	1,106
	bpost SA	169,558	1,103
*	Cie d'Entreprises CFE	12,705	807
*	Kinepolis Group NV	22,563	802
	Orange Belgium SA	45,330	759
*	Econocom Group SA/NV	235,351	653
*,^	Mithra Pharmaceuticals SA	26,219	529
	EVS Broadcast Equipment SA	23,336	423
	Ion Beam Applications	37,984	326
*	Wereldhave Belgium Comm VA	4,102	239
*	Van de Velde NV	9,899	223
			285,959
Denmark (3.7%)
	Novo Nordisk A/S Class B	2,766,329	181,506
1	Orsted A/S	322,705	46,142
	DSV Panalpina A/S	335,898	45,963
	Vestas Wind Systems A/S	334,732	42,908
	Coloplast A/S Class B	227,647	38,859
*	Genmab A/S	101,000	34,765
	Carlsberg AS Class B	166,778	24,631
	Novozymes A/S	348,527	20,849
	Chr Hansen Holding A/S	175,809	20,062
*	Danske Bank A/S	1,127,136	18,255
	GN Store Nord A/S	220,715	13,573
	AP Moller - Maersk A/S Class B	10,424	13,420
	Pandora A/S	165,730	10,541
	Ambu A/S Class B	285,670	9,974
	AP Moller - Maersk A/S Class A	7,484	8,885
*	Royal Unibrew A/S	84,520	8,551
	SimCorp A/S	68,433	7,991
	Tryg A/S	209,019	6,151
*	Demant A/S	178,014	5,526
*	Iss A/S	318,542	4,916
*,1	Netcompany Group A/S	55,835	4,036
	H Lundbeck A/S	102,101	3,723
	Ringkjoebing Landbobank A/S	49,735	3,698
	ROCKWOOL International A/S Class B	10,782	3,478
*	Jyske Bank A/S	98,706	3,147
*	ALK-Abello A/S	11,046	3,134
*	Bavarian Nordic A/S	100,155	3,086
	Topdanmark A/S	71,003	3,036
*	FLSmidth & Co. A/S	84,198	2,513

*	Zealand Pharma A/S	60,825	2,134
	Schouw & Co. A/S	22,353	1,829
*	Sydbank A/S	96,051	1,824
*	Dfds A/S	52,190	1,620
1	Scandinavian Tobacco Group A/S	108,256	1,592
*	Nkt A/S	46,354	1,289
*	Spar Nord Bank A/S	137,248	1,131
*	Alm Brand A/S	103,539	1,055
*	Drilling Co. of 1972 A/S	36,942	848
	D/S Norden A/S	42,929	648
*	Nilfisk Holding A/S	44,627	610
			607,899
Finland (2.2%)
	Kone Oyj Class B	671,555	53,328
*	Nokia Oyj	9,606,878	46,114
*	Nordea Bank Abp (XSTO)	5,462,772	42,195
	Neste Oyj	711,707	32,690
	Sampo Oyj Class A	864,313	31,240
	UPM-Kymmene Oyj	914,474	24,411
	Fortum Oyj	738,942	14,998
	Elisa Oyj	245,632	14,568
	Stora Enso Oyj	985,423	12,359
	Kesko Oyj Class B	460,000	9,754
	Orion Oyj Class B	176,474	7,699
*	Kojamo Oyj	304,702	7,573
*	Huhtamaki Oyj	158,732	7,076
	Wartsila OYJ Abp	831,309	6,953
	Metso Outotec Oyj	1,038,618	6,703
	Valmet Oyj	225,768	6,325
	Nokian Renkaat Oyj	234,642	5,598
	TietoEVRY Oyj (XHEL)	127,232	3,737
	Konecranes Oyj Class A	122,688	3,117
*	Neles Oyj	182,206	2,598
	Cargotec Oyj Class B	80,824	2,410
	Metsa Board Oyj	297,770	2,331
	Kemira Oyj	156,888	2,078
	YIT Oyj	278,180	1,616
	Uponor Oyj	94,017	1,575
	Sanoma Oyj	129,822	1,454
*,^	Outokumpu Oyj	530,347	1,417
	TietoEVRY Oyj (XOSL)	38,768	1,134
	Ahlstrom-Munksjo Oyj	65,706	1,017
^	Citycon Oyj	136,789	994
	Raisio Oyj	224,553	822
*,^	Finnair Oyj	1,209,535	674
*	F-Secure Oyj	186,077	648
*	Nordea Bank Abp (XHEL)	79,960	616
	Oriola Oyj	227,020	493
			358,315
France (15.2%)
	Sanofi	1,866,439	195,971
	LVMH Moet Hennessy Louis Vuitton SE	427,032	185,693
	TOTAL SE	4,067,781	153,940
	Schneider Electric SE	901,559	103,376
	L'Oreal SA Loyalty Shares	278,786	93,569
	Air Liquide SA Loyalty Shares	562,260	92,481

*	BNP Paribas SA	1,855,646	74,864
	Kering SA	127,108	72,031
*	Airbus SE	950,243	69,554
	Danone SA	1,027,244	68,757
	Vinci SA	796,065	68,514
*	EssilorLuxottica SA	505,344	67,310
	Axa SA	3,297,042	66,151
	Pernod Ricard SA	360,243	61,908
*	Safran SA	551,380	58,640
	Hermes International	52,896	42,885
	Dassault Systemes SE	225,320	41,029
	Orange SA	3,268,792	38,313
	Vivendi SA	1,370,400	36,366
	Legrand SA	457,727	35,409
	Capgemini SE	269,317	34,929
	Cie Generale des Etablissements Michelin SCA	300,392	31,111
*	Cie de Saint-Gobain	830,204	30,714
	STMicroelectronics NV	1,082,064	30,403
	Teleperformance	99,297	29,061
	L'Oreal SA Loyalty Shares 2021	77,009	25,846
	Engie	1,908,225	25,420
*,1	Worldline SA	250,523	21,552
	Air Liquide SA Loyalty Shares 2021	125,111	20,578
	Edenred	414,843	20,578
*	Societe Generale SA	1,326,940	20,429
	Veolia Environnement SA	860,006	19,701
*	Credit Agricole SA	1,971,767	18,980
	L'Oreal SA	55,629	18,671
	Air Liquide SA	108,975	17,924
*	Alstom SA	317,550	17,695
*	Ingenico Group SA	106,469	17,230
	Carrefour SA	979,644	15,569
*	Peugeot SA	929,807	14,946
*	Atos SE	161,538	13,813
*	Eurofins Scientific SE	20,517	13,429
*	Ubisoft Entertainment SA	157,110	13,122
	Sartorius Stedim Biotech	41,368	12,939
*	Bouygues SA	362,739	12,814
	Thales SA	171,248	12,380
1	Euronext NV	104,672	12,092
	Arkema SA	114,192	11,880
	BioMerieux	72,985	11,763
*	Publicis Groupe SA	367,229	11,743
*	Getlink SE	778,202	11,708
	Gecina SA	89,214	11,573
*	Eiffage SA	128,766	11,253
*	Orpea	83,425	10,643
	Valeo SA	410,341	10,530
*	Bureau Veritas SA	472,836	10,402
	Suez SA	634,934	8,374
*	Accor SA	324,205	8,161
	Sodexo SA ACT Loyalty Shares	109,891	7,584
*	Renault SA	315,283	7,493
	Rubis SCA	156,553	7,385
*,1	Amundi SA	96,923	7,374
	Electricite de France SA	689,880	6,986
*	Scor Se	267,245	6,878

	Engie Loyalty Shares 2021	513,269	6,837
	Remy Cointreau SA	41,933	6,725
	TechnipFMC plc	787,484	6,167
*	Rexel SA	513,690	6,097
	Covivio	79,070	5,683
	Ipsen SA	58,718	5,631
	Klepierre SA	324,354	5,617
	Bollore SA	1,665,518	5,588
*	Engie SA	411,587	5,483
1	La Francaise des Jeux SAEM	148,295	5,432
	SEB SA Loyalty Shares	32,490	5,365
^	Iliad SA	26,490	5,181
*	Faurecia SE	124,635	4,813
	Aeroports de Paris	48,819	4,602
	Wendel SE	46,445	4,359
	SES SA Class A	609,369	4,310
*	Soitec	35,596	4,219
*	Alten SA	49,383	3,872
*	Eurazeo SE	73,792	3,862
	Icade	56,108	3,693
*	Sopra Steria Group	24,431	3,648
	Gaztransport Et Technigaz SA	38,394	3,570
*	Natixis SA	1,454,226	3,557
*	Korian SA	85,235	3,494
	Spie SA	210,679	3,429
*	Dassault Aviation SA	4,010	3,288
	Eutelsat Communications SA	313,061	3,166
*	CNP Assurances	254,873	3,096
*,^	Lagardere SCA	194,291	2,956
*	Elis SA (XPAR)	222,196	2,700
	Sodexo SA	38,520	2,658
*,^	Casino Guichard Perrachon SA	95,292	2,641
	Societe BIC SA	43,806	2,595
*	Nexans SA	49,445	2,577
	Nexity SA	74,998	2,554
	Electricite de France SA Loyalty Shares 2021	251,634	2,548
	Imerys SA	63,383	2,348
*	JCDecaux SA	125,209	2,118
	Cie Plastic Omnium SA	97,795	1,968
*	Elis SA (XLON)	155,925	1,890
	Ipsos	66,528	1,766
*,1	Neoen SA	38,308	1,745
*	Virbac SA	7,287	1,591
	Trigano SA	13,824	1,578
1	Ald SA	139,964	1,399
*,^	Air France-KLM	334,169	1,371
*	Metropole Television SA	112,203	1,355
	Albioma ACT Loyalty Shares (XPAR)	30,306	1,355
	SEB SA Loyalty Shares 2021	7,587	1,253
*	Rothschild & Co.	48,536	1,238
*	Coface SA	151,140	1,199
*	Fnac Darty SA	29,308	1,147
*,1	Maisons du Monde SA	74,812	1,146
	SEB SA (XPAR)	6,865	1,134
*,1	Verallia SA	32,790	1,103
*	Cgg SA	1,252,367	1,072
*	Television Francaise 1	183,321	1,052

	Robertet SA	943	1,028
*	Interparfums SA	21,527	1,013
1	Elior Group SA	168,219	932
	Quadient	57,474	850
	Vicat SA	24,689	813
	Mercialys SA	104,124	785
	Ffp	9,487	739
	Carmila SA	59,855	708
*	Tarkett SA	54,459	679
*	Mersen SA	22,972	620
*	Lisi	26,394	593
	Vilmorin & Cie SA	9,910	582
	Pharmagest Inter@ctive	6,098	579
*	DBV Technologies SA	69,891	567
	Albioma SA Loyalty Shares 2021	12,628	565
	Bonduelle SCA	23,591	563
	Derichebourg SA	172,827	500
	Beneteau SA	68,522	495
*,^	Vallourec SA	13,215	440
*,^	Eramet	15,713	428
*	Manitou BF SA	22,994	425
*	Akka Technologies	19,919	415
*,1	X-Fab Silicon Foundries SE	99,079	353
	Guerbet	9,852	349
*,^	Genfit	60,167	298
*	GL Events	22,959	297
*	Rallye SA	41,648	286
*,^,1 Europcar Mobility Group		183,181	285
	Akwel	15,808	250
	Jacquet Metal Service SA	19,038	240
	Boiron SA	5,440	214
*	Etablissements Maurel et Prom SA	100,373	199
*,1	Smcp SA	44,696	194
*,§	Bourbon Corp.	37,237	161
	Union Financiere de France BQE SA	5,993	110
	Albioma SA	1,601	72
*	Esso SA Francaise	3,513	53
			2,510,938
Germany (14.5%)
	SAP SE	1,922,566	303,484
	Siemens AG	1,309,653	166,897
	Allianz SE	711,814	147,683
	Bayer AG	1,684,649	111,917
	Deutsche Telekom AG	5,531,126	92,341
*	adidas AG	329,528	90,877
	Basf Se	1,567,900	86,495
*	Deutsche Post AG	1,672,438	67,885
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	235,335	62,381
	Daimler AG	1,380,042	60,341
	Vonovia SE	930,594	60,150
	Deutsche Boerse AG	314,316	57,188
	Infineon Technologies AG	2,228,846	56,825
*	Volkswagen AG Preference Shares	313,500	45,889
	E.On Se	3,709,123	43,545
	Rwe AG	980,780	36,970
	Bayerische Motoren Werke AG	552,283	35,319
*	Fresenius SE & Co. KGaA	691,266	34,490

	Henkel AG & Co. KGaA Preference Shares	329,516	32,400
*	Deutsche Bank AG	3,507,839	31,544
*	Fresenius Medical Care AG & Co. KGaA	354,703	31,250
	Deutsche Wohnen SE	619,135	30,125
	Merck KGaA	221,723	28,338
*,1	Delivery Hero SE	242,400	27,826
	Symrise AG Class A	216,087	27,013
	Sartorius AG Preference Shares	58,586	22,542
	Beiersdorf AG	171,023	20,421
*,1	Zalando SE	274,309	19,802
*	Qiagen NV	376,617	18,673
	Continental AG	184,677	17,840
	Hannover Rueck SE	102,841	17,398
*	LEG Immobilien AG	117,561	16,392
	Brenntag AG	264,928	16,350
*	MTU Aero Engines AG	90,492	15,690
1	Scout24 AG	181,183	15,574
*	Porsche Automobil Holding SE Preference Shares	261,267	14,789
	HeidelbergCement AG	254,026	14,097
*	HelloFresh SE	239,866	13,020
*	Aroundtown SA	2,062,602	12,420
	Henkel AG & Co. KGaA	139,525	12,124
	Knorr-Bremse AG	103,587	12,120
1	Siemens Healthineers AG	223,720	11,647
*,1	TeamViewer AG	209,148	11,309
1	Covestro AG	291,297	11,305
*	Puma SE	139,899	10,889
	GEA Group AG	285,061	10,289
	Bechtle AG	47,339	9,213
	KION Group AG	119,774	9,154
*	Commerzbank AG	1,778,821	9,142
	Evonik Industries AG	326,360	8,817
*	Volkswagen AG	55,075	8,575
	United Internet AG	175,757	7,975
*	Lanxess AG	142,435	7,388
*	MorphoSys AG	55,406	7,113
	Rheinmetall AG	73,346	6,935
	Nemetschek SE	92,896	6,810
	Uniper SE	191,426	6,609
*	Carl Zeiss Meditec AG	63,017	6,595
	Gerresheimer AG	54,168	6,231
*	thyssenkrupp AG	793,307	6,166
*,^	Evotec SE	228,690	6,051
	TAG Immobilien AG	219,034	5,759
*	Dialog Semiconductor plc	118,637	5,561
	Fuchs Petrolub SE Preference Shares	117,023	5,110
	Bayerische Motoren Werke AG Preference Shares	93,789	4,767
	Grand City Properties SA	192,136	4,574
*	alstria office REIT-AG	294,376	4,404
	Aurubis AG	61,158	4,079
*	CTS Eventim AG & Co. KGaA	99,732	3,959
	Software AG	85,150	3,958
	Freenet AG	224,150	3,826
	Cancom Se	61,656	3,708
*,^	Deutsche Lufthansa AG	413,757	3,630
*,^	Grenke AG	45,322	3,433
	Rational AG	5,758	3,420

	CompuGroup Medical SE & Co. KgaA	38,780	3,385
*	OSRAM Licht AG	64,887	3,357
	Hella GmbH & Co. KGaA	75,818	3,312
*	Hypoport SE	6,963	3,267
	Siltronic AG	35,575	3,246
	Telefonica Deutschland Holding AG	1,148,770	3,134
*	Fielmann AG	42,222	3,076
*,1	ADO Properties SA	108,274	3,049
	Hugo Boss AG	107,103	2,917
*,^	Stroeer SE & Co. KGaA	42,109	2,883
*	ProSiebenSat.1 Media SE	266,756	2,769
*,^	Varta AG	24,640	2,764
	Hochtief AG	33,749	2,756
^	Encavis AG	167,084	2,628
	Metro AG	287,128	2,620
*	Jungheinrich AG Preference Shares	83,853	2,561
	Talanx AG	66,405	2,417
*,^	Fraport AG Frankfurt Airport Services Worldwide	61,627	2,409
*	Wacker Chemie AG	25,950	2,354
*,^	S&T AG	86,199	2,338
1	Befesa SA	57,782	2,330
	Suedzucker AG	136,472	2,278
*	Aixtron Se	185,301	2,272
	Duerr AG	82,017	2,247
	Pfeiffer Vacuum Technology AG	11,157	2,238
*,1	DWS Group GmbH & Co. KGaA	59,097	2,221
*	Jenoptik AG	88,478	2,217
	Patrizia AG	77,925	2,136
^	K&S AG	320,220	2,124
	Stabilus SA	41,605	2,094
*	RTL Group SA	63,311	2,089
	Fuchs Petrolub Se	60,660	2,066
	1&1 Drillisch AG	77,854	2,062
*	Sixt SE	26,435	1,956
*,1	Rocket Internet SE	89,870	1,950
*	Aareal Bank AG	103,514	1,894
*	Zooplus AG	10,778	1,865
	New Work SE	4,972	1,637
	Norma Group SE	55,183	1,535
*	Traton SE	78,838	1,493
	Krones AG	24,411	1,483
	Hornbach Holding AG & Co. KGaA	15,086	1,452
	Tui AG (XETR)	383,129	1,450
	KWS Saat SE & Co. KGaA	17,721	1,373
*	Deutsche EuroShop AG	91,477	1,356
*,1	Deutsche Pfandbriefbank AG	212,909	1,349
*	Nordex SE	116,067	1,202
*	Ceconomy AG	316,051	1,126
	DIC Asset AG	86,760	1,122
*	Indus Holding AG	32,649	1,115
	Sixt SE Preference Shares	21,685	1,094
*	Deutz AG	212,642	1,065
	Dermapharm Holding SE	20,735	1,049
	Schaeffler AG Preference Shares	129,228	943
*	Salzgitter AG	64,030	869
	Bilfinger SE	48,906	854
*,^	Draegerwerk AG & Co. KGaA Preference Shares	8,208	774

*	Washtec AG	17,763	733
*	Kloeckner & Co. SE	115,890	732
	Deutsche Beteiligungs AG	19,463	724
*	Wacker Neuson SE	39,704	705
*	Vossloh AG	15,600	705
	BayWa AG	22,366	702
*	Takkt AG	52,553	647
*	Hamburger Hafen und Logistik AG	37,192	642
	Wuestenrot & Wuerttembergische AG	36,445	614
*	Koenig & Bauer AG	24,370	532
*	Leoni AG	60,831	500
*	Draegerwerk AG & Co. KGaA	6,187	486
*	SMA Solar Technology AG	16,042	470
*	TLG Immobilien AG	21,989	450
*	Heidelberger Druckmaschinen AG	533,129	447
*,^	Corestate Capital Holding SA	18,094	386
	Bertrandt AG	9,339	348
*,^	SGL Carbon SE	94,091	347
	CropEnergies AG	31,069	333
*,^	ElringKlinger AG	52,110	316
			2,385,267
Ireland (0.7%)
	CRH plc (XDUB)	1,020,211	37,145
	Kerry Group plc Class A	263,126	34,850
	Kingspan Group plc	257,346	18,462
*	Stars Group Inc.	207,285	7,012
	Glanbia plc	340,807	4,137
*	Bank of Ireland Group plc	1,576,109	3,275
*	AIB Group plc	1,359,469	1,705
	Hibernia REIT plc	1,255,462	1,684
	C&C Group plc (XDUB)	536,644	1,626
	Cairn Homes plc	1,210,496	1,211
	Irish Continental Group plc	282,533	1,104
	Dalata Hotel Group plc	314,491	966
*	Permanent TSB Group Holdings plc	257,834	148
*,^,§ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			113,325
Italy (3.9%)
	Enel SPA	13,320,253	122,021
*	Intesa Sanpaolo SPA (Registered)	23,859,989	48,635
	Ferrari NV	208,156	37,222
	Eni SPA	4,175,732	37,197
*	UniCredit SPA	3,654,947	33,545
	Assicurazioni Generali SPA	2,162,853	32,477
	Snam SPA	3,742,962	19,926
*	Fiat Chrysler Automobiles NV	1,890,257	19,217
	Terna Rete Elettrica Nazionale SPA	2,385,369	17,802
*	FinecoBank Banca Fineco SPA	1,042,491	15,197
*	Atlantia SPA	841,456	13,481
*	Moncler SPA	329,191	12,727
*	CNH Industrial NV	1,678,586	11,406
*,1	Nexi SPA	604,959	10,868
	Mediobanca Banca di Credito Finanziario SPA	1,318,838	10,651
	Prysmian SPA	409,385	10,469
	Exor NV	177,429	9,964
*	Davide Campari-Milano NV	953,677	9,628

	Recordati SPA	166,577	8,947
	Telecom Italia SPA (Registered)	21,805,672	8,843
	DiaSorin SPA	38,259	7,547
1	Poste Italiane SPA	777,843	7,147
*	Amplifon SPA	207,401	7,100
*	Unione di Banche Italiane SPA	1,616,124	6,879
	Italgas SPA	825,406	5,301
	Hera SPA	1,325,980	5,097
1	Infrastrutture Wireless Italiane SPA	480,881	4,853
	Tenaris SA	792,630	4,671
	Interpump Group SPA	135,188	4,445
	Leonardo SPA	675,167	4,335
	Azimut Holding SPA	210,502	4,010
	A2A SpA	2,661,336	3,824
*	Banco BPM SPA	2,497,605	3,774
*	Unipol Gruppo SPA	830,956	3,491
*	De' Longhi SPA	107,859	3,376
	Banca Mediolanum SPA	441,754	3,291
	Reply SPA	34,815	3,203
*,^	IMA Industria Macchine Automatiche SPA	36,036	2,870
*	Banca Generali SPA	95,291	2,851
	Buzzi Unicem SPA	123,688	2,814
	Iren SPA	1,097,190	2,772
	Telecom Italia SPA (Bearer)	6,829,225	2,745
*	Cerved Group SPA	323,368	2,681
*,1	Pirelli & C SPA	670,234	2,654
	Erg SpA	94,391	2,302
*	Astm SpA	106,876	2,272
*	Freni Brembo SPA	250,381	2,268
	UnipolSai Assicurazioni SPA	859,135	2,206
	Saipem SPA	970,900	2,079
1	Anima Holding SPA	452,457	2,041
1	Enav SPA	443,365	1,813
*,1	Technogym SPA	208,348	1,774
*	Banca Popolare di Sondrio SCPA	745,156	1,664
*	Brunello Cucinelli SPA	56,113	1,635
*	Societa Cattolica di Assicurazioni SC	267,156	1,618
*,^	BPER Banca	630,278	1,600
*	Salvatore Ferragamo SPA	116,730	1,572
	Acea SpA	74,985	1,535
1	Carel Industries SPA	71,077	1,342
	Falck Renewables SPA	189,914	1,242
*,1	Banca Farmafactoring SPA	209,967	1,192
1	RAI Way SPA	171,944	1,132
	Tamburi Investment Partners SPA	169,856	1,120
*,1	doValue SPA	99,347	1,094
*	Autogrill SPA	220,006	1,052
*,^	Mediaset SPA	535,562	954
*,^	Juventus Football Club SPA	855,025	906
	Piaggio & C SPA	306,789	860
	Buzzi Unicem SPA Saving Shares	66,154	852
	Italmobiliare SPA	24,410	848
*	Marr SpA	55,843	829
	Zignago Vetro SPA	52,560	824
*,^	Banca Monte dei Paschi di Siena SPA	423,334	774
*	Saras SPA	981,824	728
*	Credito Emiliano SPA	135,614	694

*,^	Fincantieri SPA	824,148	563
	Cementir Holding NV	78,725	547
	Datalogic SPA	37,192	524
*,^	Tod's SPA	17,910	519
	Danieli & C Officine Meccaniche SPA Saving Shares	60,836	490
*,^	Maire Tecnimont SPA	273,076	490
^	Webuild SPA	370,635	479
*	CIR SpA-Compagnie Industriali	1,040,897	473
*	Banca IFIS SPA	41,667	430
	Danieli & C Officine Meccaniche SPA	27,279	356
*,1	Ovs SpA	306,301	335
	Immobiliare Grande Distribuzione SIIQ SPA	89,071	334
*	Arnoldo Mondadori Editore SPA	241,655	304
*	Biesse SPA	18,948	272
	DeA Capital SPA	154,133	208
*	Cairo Communication SPA	124,677	200
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	199,843	138
*,^	Geox SPA	129,250	99
			641,537
Netherlands (6.7%)
	ASML Holding NV	683,895	243,151
	Unilever NV	2,488,692	147,058
	Koninklijke Philips NV	1,558,189	80,513
*,1	Adyen NV	45,868	76,967
*	Prosus NV	740,586	72,079
	Koninklijke Ahold Delhaize NV	1,860,849	53,594
	ING Groep NV	6,688,915	46,641
	Koninklijke DSM NV	295,694	45,261
	Heineken NV	407,584	39,477
	Wolters Kluwer NV	455,919	35,983
	Akzo Nobel NV	327,057	30,817
	NN Group NV	560,945	20,532
	Heineken Holding NV	181,730	15,693
*	Galapagos NV	81,480	15,133
^	Koninklijke KPN NV	5,672,382	14,943
	ASM International NV	82,401	12,605
*	ArcelorMittal SA	1,104,788	12,232
^	Unibail-Rodamco-Westfield	230,570	12,095
	Imcd NV	90,688	9,378
	Randstad NV	188,613	9,085
	Aegon NV	3,006,464	8,810
	ASR Nederland NV	237,482	7,672
*,1	Just Eat Takeaway.com NV	61,762	6,665
*,1	Signify NV	214,770	6,444
	Koninklijke Vopak NV	114,417	6,255
1	ABN AMRO Bank NV	707,179	5,874
	Aalberts NV	164,400	5,871
	BE Semiconductor Industries NV	121,275	5,422
*	JDE Peet's BV	106,024	4,715
	SBM Offshore NV	289,548	4,506
*	Altice Europe NV	948,596	4,498
	Corbion NV	102,130	3,920
	TKH Group NV	73,544	2,900
1	Intertrust NV	150,643	2,791
*	Boskalis Westminster	137,546	2,598
*	Arcadis NV	123,536	2,537
*,1	GrandVision NV	85,217	2,444

	Aperam SA	82,148	2,340
*	Oci NV	166,690	1,986
	PostNL NV	772,218	1,894
1	Flow Traders	48,324	1,776
*,1	Basic-Fit NV	62,082	1,616
*	Accell Group NV	36,843	1,034
	Eurocommercial Properties NV	81,363	1,006
	Nsi NV	28,069	999
*	TomTom NV	114,902	920
	Sligro Food Group NV	56,797	892
^	AMG Advanced Metallurgical Group NV	47,245	842
	Vastned Retail NV	29,666	750
*	Koninklijke BAM Groep NV	427,277	666
^	Wereldhave NV	71,554	619
*,^	Fugro NV	149,493	602
1	NIBC Holding NV	61,606	531
	ForFarmers NV	64,477	415
1	B&S Group Sarl	43,509	274
*	Brunel International NV	33,445	242
*	Altice Europe NV Class B	32,580	155
			1,096,718
Norway (1.3%)
*	Dnb ASA	1,786,095	27,433
	Equinor ASA	1,683,606	25,243
	Telenor ASA	1,103,123	17,053
	Mowi ASA	728,924	13,238
	Orkla ASA	1,310,073	12,886
	Yara International ASA	294,463	12,422
*	TOMRA Systems ASA	199,194	8,201
*	Norsk Hydro ASA	2,277,715	6,434
*	Adevinta ASA Class B	385,914	6,177
*	Gjensidige Forsikring ASA	284,682	5,852
*	Schibsted ASA Class B	176,477	5,773
*	Bakkafrost P/F	86,733	5,291
*	Schibsted ASA Class A	123,632	4,485
*	Nel ASA	2,143,987	4,469
*	Storebrand ASA	797,815	4,366
*	Salmar ASA	88,540	4,211
1	Entra ASA	283,635	4,004
^	Aker BP ASA	184,585	3,515
*	Subsea 7 SA	403,794	3,093
^	TGS NOPEC Geophysical Co. ASA	195,201	2,906
1	Scatec Solar ASA	157,467	2,745
	Leroy Seafood Group ASA	450,167	2,610
*	Veidekke ASA	186,674	2,539
*	Nordic Semiconductor ASA	255,235	2,531
*	SpareBank 1 SR-Bank ASA	306,171	2,428
	Borregaard ASA	174,051	2,322
*	Norwegian Finans Holding ASA	273,592	2,044
	Kongsberg Gruppen ASA	130,917	1,987
	SpareBank 1 SMN	213,442	1,839
^	Aker ASA	42,416	1,807
	Atea ASA	139,523	1,620
	Austevoll Seafood ASA	155,989	1,318
	Frontline Ltd.	153,553	1,238
*,1	Sbanken ASA	140,204	1,011
	Grieg Seafood ASA	95,910	971

1	Elkem ASA	421,591	808
	Norway Royal Salmon ASA	29,538	734
	Dno ASA	952,872	605
	BW Offshore Ltd.	158,097	551
1	BW LPG Ltd.	131,189	543
	Sparebank 1 Oestlandet	46,704	452
*,1	Aker Solutions ASA	270,420	442
	Stolt-Nielsen Ltd.	43,810	394
	Wallenius Wilhelmsen ASA	202,458	300
*	Pgs ASA	661,683	236
^	Ocean Yield ASA	92,989	228
*	BW Energy Ltd.	83,715	158
*,^	Borr Drilling Ltd.	149,625	134
*,^	Norwegian Air Shuttle ASA	312,290	79
			211,726
Poland (0.5%)
*	CD Projekt SA	107,302	11,514
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,454,698	8,425
*	KGHM Polska Miedz SA	233,407	7,858
	Polski Koncern Naftowy ORLEN SA	534,199	7,606
	Powszechny Zaklad Ubezpieczen SA	966,986	6,971
*,1	Dino Polska SA	82,633	4,575
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,942,841	4,013
*	Bank Polska Kasa Opieki SA	268,495	3,623
*	Cyfrowy Polsat SA	456,114	3,389
*	Lpp SA	1,412	2,599
*	Orange Polska SA	1,157,617	2,171
*	PGE Polska Grupa Energetyczna SA	1,228,813	2,162
	Grupa Lotos SA	167,277	2,161
*	Santander Bank Polska SA	51,436	2,063
1	PLAY Communications SA	210,996	1,819
	Asseco Poland SA	98,182	1,681
*	Tauron Polska Energia SA	1,635,007	1,132
*	mBank SA	22,528	1,121
*	Kruk SA	28,690	993
	Kernel Holding SA	77,466	818
*	Bank Millennium SA	1,045,914	800
^	Ccc SA	50,161	744
*	Enea SA	368,767	700
*	AmRest Holdings SE	129,017	671
*	Eurocash SA	145,911	612
	Warsaw Stock Exchange	51,430	598
*	Grupa Azoty SA	76,711	584
*,^	Alior Bank SA	145,493	569
*	Bank Handlowy w Warszawie SA	56,105	549
*	Ciech SA	49,878	409
^	Jastrzebska Spolka Weglowa SA	78,282	346
*	Energa SA	144,677	301
			83,577
Portugal (0.3%)
	EDP - Energias de Portugal SA	4,448,724	22,360
	Galp Energia SGPS SA	885,587	9,273
	Jeronimo Martins SGPS SA	420,592	7,052
	EDP Renovaveis SA	268,111	4,381
	REN - Redes Energeticas Nacionais SGPS SA	646,978	1,861
	Nos Sgps SA	382,243	1,689

*	Banco Comercial Portugues SA	13,411,571	1,547
	Sonae SGPS SA	1,542,058	1,078
	Navigator Co. SA	394,616	979
	Corticeira Amorim SGPS SA	65,069	756
*	CTT-Correios de Portugal SA	269,349	719
	Altri SGPS SA	126,598	626
*	EDP - Energias de Portugal SA Rights Exp. 08/06/2020	4,422,276	449
	Semapa-Sociedade de Investimento e Gestao	36,401	327
*	Mota-Engil SGPS SA	157,282	217
*	Banco Espirito Santo SA	8,371,877	19
			53,333
Spain (3.7%)
*	Iberdrola SA	10,085,138	130,354
	Banco Santander SA	28,115,784	60,294
	Industria de Diseno Textil SA	1,801,212	47,728
	Amadeus IT Group SA	728,708	36,388
	Banco Bilbao Vizcaya Argentaria SA	11,406,594	35,517
	Telefonica SA	8,087,316	33,870
1	Cellnex Telecom SA	462,538	29,110
*	Ferrovial SA	822,245	20,134
*	Repsol SA	2,346,923	18,507
	Grifols SA	565,979	16,490
*,1	Aena SME SA	120,379	15,696
	Endesa SA	542,281	15,470
	Red Electrica Corp. SA	737,399	14,375
	CaixaBank SA	6,135,012	13,197
^	Enagas SA	425,548	10,736
	ACS Actividades de Construccion y Servicios SA	431,325	10,005
^	Naturgy Energy Group SA	512,526	9,537
	Siemens Gamesa Renewable Energy SA	382,570	9,027
	Bankinter SA	1,163,010	6,047
	Viscofan SA	66,507	4,873
	Inmobiliaria Colonial Socimi SA	559,860	4,799
	Merlin Properties Socimi SA	575,803	4,764
	Acciona SA	35,744	3,968
*	Masmovil Ibercom SA	144,364	3,860
	Banco de Sabadell SA	9,713,818	3,334
	Mapfre SA	1,700,568	3,079
	Ebro Foods SA	133,668	2,998
*	Iberdrola SA (XMAD)	227,668	2,929
	Bankia SA	2,087,666	2,660
*	Pharma Mar SA	23,787	2,524
*	Acerinox SA	289,195	2,494
	Faes Farma SA	497,503	2,094
	Zardoya Otis SA	305,888	2,031
	Cia de Distribucion Integral Logista Holdings SA	103,485	1,932
*	Cellnex Telecom SA Rights Exp. 08/07/2020	460,658	1,926
*	Applus Services SA	248,314	1,925
*	Fluidra SA	108,955	1,804
*	Indra Sistemas SA	213,702	1,614
1	Euskaltel SA	166,693	1,552
*,1	Neinor Homes SA	121,223	1,450
	CIE Automotive SA	91,507	1,448
*,^	Sacyr SA	618,086	1,398
*	Almirall SA	116,584	1,290
^	Prosegur Cia de Seguridad SA	451,155	1,199
*	Construcciones y Auxiliar de Ferrocarriles SA	32,826	1,127

*	Mediaset Espana Comunicacion SA	262,495	859
*,1	Unicaja Banco SA	1,330,814	741
*,^	Melia Hotels International SA	193,744	717
*,1	Aedas Homes SA	33,569	709
^	Ence Energia y Celulosa SA	218,237	658
^,1	Gestamp Automocion SA	264,293	635
1	Global Dominion Access SA	191,156	626
	Lar Espana Real Estate Socimi SA	118,587	622
*,1	Metrovacesa SA	85,437	590
*,^	Tecnicas Reunidas SA	46,931	589
1	Prosegur Cash SA	597,080	493
*	Liberbank SA	2,513,569	488
*,^	Distribuidora Internacional de Alimentacion SA	3,071,785	404
^	Atresmedia Corp. de Medios de Comunicacion SA	148,376	403
^	Bolsas y Mercados Espanoles SHMSF SA	9,748	378
*,^	Promotora de Informaciones SA	712,144	362
*,^	NH Hotel Group SA	46,535	140
	Grifols SA Preference Shares	378	7
			606,975
Sweden (5.7%)
	Telefonaktiebolaget LM Ericsson Class B	5,116,144	59,527
	Investor AB Class B	887,070	52,634
	Atlas Copco AB Class A	1,085,658	48,194
*	Volvo AB Class B	2,568,910	44,395
	Assa Abloy AB Class B	1,568,086	34,617
*	Sandvik AB	1,845,534	34,490
*	Essity AB Class B	1,039,425	34,295
*	Hexagon AB Class B	435,863	28,504
*	Swedbank AB Class A	1,715,075	27,850
	Atlas Copco AB Class B	640,078	24,773
*	Svenska Handelsbanken AB Class A	2,567,142	24,209
*	Skandinaviska Enskilda Banken AB Class A	2,491,571	24,106
^	Hennes & Mauritz AB Class B	1,498,183	23,353
	Swedish Match AB	267,072	20,578
	Telia Co. AB	4,382,614	17,078
	Epiroc AB Class A	1,114,882	15,588
1	Evolution Gaming Group AB	226,899	15,398
	Kinnevik AB	408,838	14,391
	Tele2 AB	911,442	12,931
*	Svenska Cellulosa AB SCA Class B	1,058,158	12,851
	Boliden AB	469,393	12,818
*	Alfa Laval AB	534,993	12,673
*	Skanska AB Class B	613,391	12,382
*	Nibe Industrier AB Class B	511,909	12,317
	Skf Ab	653,472	12,098
	Castellum AB	462,709	9,951
*	Industrivarden AB Class A	389,701	9,689
	Getinge AB	380,223	9,184
	Epiroc AB Class B	610,664	8,314
	EQT AB	344,442	8,143
*	Indutrade AB	159,019	8,054
*	Securitas AB Class B	532,276	7,937
	Lundin Energy AB	322,132	7,514
	Electrolux AB Class B	392,960	7,385
	Investor AB Class A	118,118	6,960
*	Fastighets AB Balder Class B	165,376	6,849
	Husqvarna AB	694,056	6,642

	Sweco AB Class B	113,499	6,539
	ICA Gruppen AB	133,060	6,536
*	Trelleborg AB Class B	412,008	6,399
^	Elekta AB Class B	617,120	6,360
*	Swedish Orphan Biovitrum AB	300,967	6,325
*	Industrivarden AB Class C	250,899	6,189
*	L E Lundbergforetagen AB Class B	126,229	5,929
	Lifco AB Class B	77,330	5,908
	Fabege AB	448,327	5,750
*	Holmen AB	164,513	5,670
1	Thule Group AB	177,386	5,277
*	Aak Ab	292,529	5,182
*,^	Saab AB Class B	159,241	5,145
*,1	Dometic Group AB	506,517	4,945
	BillerudKorsnas AB	303,477	4,848
	Nordic Entertainment Group AB Class B	113,636	4,761
^	Samhallsbyggnadsbolaget i Norden AB (Ordinary Shares)	1,592,248	4,341
^	Investment AB Latour Class B	207,822	4,266
	Beijer Ref AB	109,367	4,265
*	AF Poyry AB	165,272	4,243
	Avanza Bank Holding AB	214,198	4,177
	Axfood AB	176,977	3,983
	Wihlborgs Fastigheter AB	233,451	3,934
*,1	Bravida Holding AB	346,266	3,796
*	AddTech AB	80,724	3,784
	Wallenstam AB	287,799	3,602
	Jm Ab	120,391	3,571
*	SSAB AB Class B	1,130,994	3,216
*	Peab AB Class B	333,879	3,134
*	Sectra AB Class B	44,599	3,065
*	Loomis AB Class B	126,875	3,032
^	Intrum AB	120,825	2,897
*	Hexpol AB	427,961	2,847
	NCC AB Class B	155,651	2,703
*	NetEnt AB	304,991	2,689
	Kungsleden AB	331,015	2,677
*	Vitrolife AB	110,308	2,676
	Hufvudstaden AB Class A	190,136	2,469
*	Nolato AB Class B	29,681	2,468
	Bure Equity AB	87,811	2,409
	Arjo AB	378,537	2,347
	Mycronic AB	120,092	2,286
*	Nyfosa AB	292,838	2,192
*	Pandox AB Class B	154,379	1,949
	Klovern AB	1,139,401	1,832
	Lindab International AB	114,802	1,794
	Catena AB	41,901	1,730
*,^	Hansa Biopharma AB	59,667	1,709
*	Betsson AB	210,973	1,591
*	Modern Times Group MTG AB Class B	116,578	1,590
*	Electrolux Professional AB Class B	386,474	1,526
*	Bilia AB	133,098	1,288
1	Resurs Holding AB	249,697	1,254
*,1	Munters Group AB	177,632	1,241
	Atrium Ljungberg AB	79,554	1,231
*	Ratos AB	333,403	1,193
*	Nobia AB	196,968	1,169

*	Concentric AB	65,448	1,119
*	Cloetta AB	371,327	1,027
	Telefonaktiebolaget LM Ericsson Class A	80,063	1,013
	Bonava AB	148,341	999
*,1	Attendo AB	179,610	940
	Dios Fastigheter AB	133,115	902
*	SSAB AB Class A	287,549	849
	SkiStar AB	70,104	822
	Clas Ohlson AB	70,639	795
1	Scandic Hotels Group AB	223,985	774
	Investment AB Oresund	52,839	706
	Sagax AB	198,963	685
*	Mekonomen AB	77,078	656
*	Adapteo Oyj	74,914	638
	Klovern AB Preference Shares	16,053	583
*	Svenska Handelsbanken AB Class B	34,318	359
*,^	SAs Ab	338,280	305
	Samhallsbyggnadsbolaget i Norden AB	76,576	247
*,^	Collector AB	121,229	194
	Ncc Ab Class A	10,104	176
	Sagax AB Preference Shares	4,825	20
			942,410
Switzerland (15.5%)
	Nestle SA	4,939,077	587,364
	Roche Holding AG	1,214,358	420,601
	Novartis AG	3,682,422	303,311
	Zurich Insurance Group AG	255,325	94,420
	Lonza Group AG	126,945	79,383
	ABB Ltd.	3,061,446	76,883
	UBS Group AG	5,739,596	67,617
	Givaudan SA	15,817	65,510
	Cie Financiere Richemont SA	874,014	54,260
	Sika AG	237,642	52,218
*	Alcon Inc.	785,180	47,456
	Credit Suisse Group AG	4,108,160	43,811
	SWISS RE AG	496,898	39,210
	Geberit AG	61,209	33,782
	Partners Group Holding AG	28,265	27,381
	SGS SA-REG	10,112	26,482
	Swisscom AG	43,778	23,271
	LafargeHolcim Ltd.(XVTX)	456,366	21,591
*	Sonova Holding AG	92,358	20,883
	Swiss Life Holding AG	56,869	20,782
	LafargeHolcim Ltd. (XPAR)	415,132	19,377
	Logitech International SA	252,745	18,437
	Chocoladefabriken Lindt & Spruengli AG (Registered)	210	18,005
	Straumann Holding AG	17,246	17,084
	Schindler Holding AG	66,020	16,781
	Julius Baer Group Ltd.	370,786	16,277
	Temenos AG	103,338	15,272
*	Kuehne & Nagel International AG	86,696	14,945
	Adecco Group AG	264,715	12,509
	Vifor Pharma AG	87,933	12,412
	Baloise Holding AG	78,198	11,931
	Swiss Prime Site AG	129,600	11,828
	Chocoladefabriken Lindt & Spruengli AG	1,414	10,947
	EMS-Chemie Holding AG	12,263	10,590

Barry Callebaut AG	5,056	10,528
Swatch Group AG (Bearer)	44,073	9,240
Schindler Holding AG (Registered)	36,477	9,129
Tecan Group AG	20,358	8,538
1 VAT Group AG	44,354	8,458
PSP Swiss Property AG	72,234	8,024
Roche Holding AG (Bearer)	22,319	7,693
* SIG Combibloc Group AG	436,506	7,636
* ams AG	436,642	7,345
Georg Fischer AG	7,106	6,529
Clariant AG	344,404	6,509
Belimo Holding AG	786	6,244
1 Galenica AG	82,685	6,122
1 Sunrise Communications Group AG	58,839	5,488
Cembra Money Bank AG	49,510	5,406
Helvetia Holding AG	56,587	5,128
Banque Cantonale Vaudoise	47,150	4,940
Allreal Holding AG	24,249	4,824
* Idorsia Ltd.	166,706	4,608
* Softwareone Holding AG	164,832	4,216
* Flughafen Zurich AG	32,961	4,179
DKSH Holding AG	62,162	3,992
Swatch Group AG (Registered)	99,793	3,980
Siegfried Holding AG	6,945	3,629
Bucher Industries AG	10,999	3,623
Vontobel Holding AG	47,106	3,445
Mobimo Holding AG	11,037	3,092
Emmi AG	3,394	3,065
Bachem Holding AG	9,989	3,007
Bkw AG	31,129	3,006
dormakaba Holding AG	5,267	2,950
SFS Group AG	29,252	2,763
OC Oerlikon Corp. AG	327,009	2,744
Inficon Holding AG	3,308	2,725
Daetwyler Holding AG	12,732	2,586
* Landis&Gyr Group AG	42,099	2,571
^ Stadler Rail AG	64,403	2,565
Sulzer AG	30,701	2,546
Valiant Holding AG	26,549	2,474
Forbo Holding AG	1,574	2,455
Huber & Suhner AG	30,041	2,339
Interroll Holding AG	933	2,207
Conzzeta AG	2,187	2,028
Comet Holding AG	12,693	1,962
St. Galler Kantonalbank AG	4,177	1,889
Schweiter Technologies AG	1,494	1,853
VZ Holding AG	23,159	1,828
Berner Kantonalbank AG	7,284	1,771
Kardex Holding AG	9,976	1,739
Swissquote Group Holding SA	14,873	1,391
* Dufry AG	53,969	1,378
Burckhardt Compression Holding AG	5,427	1,364
LEM Holding SA	865	1,354
ALSO Holding AG	4,451	1,174
Implenia AG	26,402	1,161
Vetropack Holding AG	20,357	1,133
Liechtensteinische Landesbank AG	18,381	1,116

	Intershop Holding AG	1,786	1,092
*,^	COSMO Pharmaceuticals NV	11,024	1,056
*	Aryzta AG (XVTX)	1,604,265	1,018
*	Komax Holding AG	6,282	917
*,1	Medacta Group SA	9,919	917
*	Valora Holding AG	5,518	904
*,^	Basilea Pharmaceutica AG	18,768	897
	EFG International AG	133,779	885
*	Arbonia AG	76,335	872
	Bell Food Group AG	3,311	848
^	Bobst Group SA	13,211	788
*	Ascom Holding AG	68,161	779
	Ypsomed Holding AG	5,250	771
	u-blox Holding AG	10,589	769
	Zehnder Group AG	16,646	731
	Bossard Holding AG	4,088	700
	Leonteq AG	16,463	660
*	GAM Holding AG	268,957	659
*	Autoneum Holding AG	5,325	540
	VP Bank AG	4,123	530
*	Hiag Immobilien Holding AG	5,170	501
	Rieter Holding AG	5,340	438
*	Apg Sga SA	1,825	340
*	Ina Invest Holding AG	5,249	109
*,§	Aryzta AG (XLON)	24,200	8
			2,556,029
United Kingdom (22.9%)
	AstraZeneca plc	2,250,332	248,617
	GlaxoSmithKline plc	8,449,747	168,322
	HSBC Holdings plc	34,929,504	157,282
	Diageo plc	3,930,667	143,826
	British American Tobacco plc	3,751,195	123,971
	BP plc	33,995,814	123,116
	Rio Tinto plc	1,861,700	113,326
	Unilever plc	1,868,380	111,253
	Reckitt Benckiser Group plc	1,080,979	108,390
	Royal Dutch Shell plc Class B	6,361,969	89,300
	Royal Dutch Shell plc Class A (XLON)	5,837,628	85,321
	BHP Group plc	3,565,176	77,092
	National Grid plc	6,013,264	70,547
	Vodafone Group plc	45,928,839	69,024
	Prudential plc	4,471,444	63,901
	London Stock Exchange Group plc	540,183	59,668
	Experian plc	1,550,210	54,149
	Anglo American plc	2,108,849	51,051
	Tesco plc	16,592,545	46,830
	Glencore plc	18,490,334	42,316
	Compass Group plc	3,047,291	41,928
	Lloyds Banking Group plc	120,613,447	41,094
	RELX plc (XAMS)	1,930,115	40,991
	Barclays plc	29,636,480	38,424
	BAE Systems plc	5,501,894	35,261
	Ferguson plc	384,754	33,917
	SSE plc	1,779,091	30,178
	Smith & Nephew plc	1,497,694	29,561
	Legal & General Group plc	10,166,822	28,145
	Imperial Brands plc	1,612,498	26,866

	RELX plc (XLON)	1,255,878	26,439
	Segro plc	2,032,695	25,743
	Ashtead Group plc	768,015	24,457
	Flutter Entertainment plc	158,185	23,691
	Aviva plc	6,721,304	23,115
	Standard Chartered plc	4,437,004	22,185
	Rentokil Initial plc	3,178,496	22,174
*	Ocado Group plc	780,728	20,916
	Intertek Group plc	276,470	19,444
	BT Group plc	14,873,184	19,111
	3i Group plc	1,628,225	18,742
	Halma plc	649,218	18,440
	Sage Group plc	1,874,887	17,792
	Royal Dutch Shell plc Class A (XAMS)	1,191,185	17,747
*	Persimmon plc	543,195	16,959
	Spirax-Sarco Engineering plc	125,825	16,815
	Bunzl plc	576,686	16,520
	Croda International plc	212,809	15,883
	Next plc	217,712	15,367
*,1	Just Eat Takeaway	140,897	15,145
	WPP plc	2,030,362	15,058
	DCC plc	168,290	14,964
	Mondi plc	828,614	14,677
	InterContinental Hotels Group plc	313,510	14,441
	Polymetal International plc	580,184	14,352
	Hargreaves Lansdown plc	614,432	13,944
	United Utilities Group plc	1,168,659	13,706
	Associated British Foods plc	595,063	13,629
	Smurfit Kappa Group plc	409,918	13,522
	Severn Trent plc	407,143	12,975
	Standard Life Aberdeen plc	3,846,984	12,521
	Informa plc	2,557,605	12,127
	CRH plc (XLON)	332,479	12,007
	Smiths Group plc	677,000	11,926
	Berkeley Group Holdings plc	199,942	11,601
	Barratt Developments plc	1,729,054	11,486
	Kingfisher plc	3,610,415	11,409
1	Auto Trader Group plc	1,608,291	11,235
	Burberry Group plc	687,459	11,201
	Admiral Group plc	356,152	11,107
	St. James's Place plc	906,044	11,082
	Natwest Group plc	7,828,437	10,781
	Rightmove plc	1,485,987	10,724
	Pennon Group plc	718,159	9,924
	RSA Insurance Group plc	1,761,573	9,832
	Whitbread plc	343,845	9,763
	Taylor Wimpey plc	6,186,293	9,543
	Johnson Matthey plc	326,541	9,535
	M&G plc	4,446,541	9,306
	Land Securities Group plc	1,227,895	9,248
	Wm Morrison Supermarkets plc	3,809,555	9,241
	Melrose Industries plc	8,226,968	9,084
	Direct Line Insurance Group plc	2,337,340	9,045
	Rolls-Royce Holdings plc	2,947,047	8,841
	Pearson plc	1,285,483	8,833
	B&M European Value Retail SA	1,453,886	8,741
	Coca-Cola HBC AG	332,457	8,655

	GVC Holdings plc	989,340	8,562
	Intermediate Capital Group plc	472,879	8,277
	HomeServe plc	475,462	8,231
	Hikma Pharmaceuticals plc	286,411	8,026
	Antofagasta plc	589,130	7,833
	Phoenix Group Holdings plc	901,380	7,740
	British Land Co. plc	1,588,055	7,578
	DS Smith plc	2,195,661	7,425
	Schroders plc	191,027	7,378
1	ConvaTec Group plc	2,703,992	7,186
1	Avast plc	931,910	6,987
	Bellway plc	210,372	6,966
	Tate & Lyle plc	803,974	6,843
	Weir Group plc	439,544	6,835
	J Sainsbury plc	2,787,066	6,793
	UNITE Group plc	544,176	6,679
	Spectris plc	198,184	6,653
	Electrocomponents plc	773,088	6,622
	Derwent London plc	175,874	6,617
	Games Workshop Group plc	55,743	6,398
	Dechra Pharmaceuticals plc	171,612	6,386
	Centrica plc	10,063,418	6,345
	Travis Perkins plc	434,113	6,279
	Howden Joinery Group plc	978,955	6,247
	IMI plc	457,040	6,210
1	Quilter plc	3,151,843	5,999
	IG Group Holdings plc	626,345	5,986
	AVEVA Group plc	109,373	5,903
	Hiscox Ltd.	573,566	5,853
	JD Sports Fashion plc	738,727	5,840
	Tritax Big Box REIT plc	2,939,044	5,812
	Beazley plc	1,032,693	5,626
	British American Tobacco plc ADR	161,443	5,416
	Rotork plc	1,481,175	5,372
	Fresnillo plc	320,385	5,203
	Genus plc	113,131	5,049
	Centamin plc	1,831,839	4,904
	G4S plc	2,614,881	4,858
	Britvic plc	458,361	4,764
	ITV plc	6,369,752	4,697
	Meggitt plc	1,318,817	4,608
	Assura plc	4,438,289	4,576
	Diploma plc	190,496	4,510
	LondonMetric Property plc	1,467,998	4,435
*	Serco Group plc	2,126,216	4,417
	Signature Aviation plc	1,420,770	4,301
	Grainger plc	1,116,691	4,235
*,1	Trainline plc	786,247	4,229
	Lancashire Holdings Ltd.	416,571	4,217
	Cranswick plc	89,272	4,158
	TP ICAP plc	954,616	4,120
	Marks & Spencer Group plc	3,305,685	4,071
	Primary Health Properties plc	2,021,354	4,071
	UDG Healthcare plc	432,093	4,012
	Man Group plc	2,484,424	4,008
	Ashmore Group plc	780,093	3,991
*,1	Network International Holdings plc	723,775	3,820

	Spirent Communications plc	1,039,682	3,807
	QinetiQ Group plc	950,133	3,803
	Ultra Electronics Holdings plc	122,022	3,771
	Hays plc	2,640,895	3,760
	Inchcape plc	669,629	3,751
	Balfour Beatty plc	1,184,400	3,718
	IWG plc	1,233,051	3,707
	Close Brothers Group plc	258,033	3,698
	Renishaw plc	57,825	3,662
	Evraz plc	985,166	3,648
	Safestore Holdings plc	360,682	3,626
	Big Yellow Group plc	268,888	3,585
	Softcat plc	215,327	3,550
	Great Portland Estates plc	445,972	3,439
	Victrex plc	140,741	3,434
	Pets at Home Group plc	831,299	3,394
	Moneysupermarket.com Group plc	883,055	3,383
	Royal Mail plc	1,588,287	3,321
	Domino's Pizza Group plc	797,684	3,318
1	John Laing Group plc	850,333	3,287
1	Countryside Properties plc	875,708	3,233
	Computacenter plc	123,591	3,192
	Grafton Group plc	366,904	3,072
	IntegraFin Holdings plc	433,051	3,065
	Vistry Group plc	373,762	3,005
	Future plc	163,593	2,926
	John Wood Group plc	1,133,165	2,817
	AJ Bell plc	491,623	2,764
	Dunelm Group plc	171,292	2,749
	Plus500 Ltd.	177,287	2,748
*,1	Wizz Air Holdings plc	64,379	2,700
	KAZ Minerals plc	385,197	2,686
	Marshalls plc	343,337	2,662
	Greggs plc	170,701	2,655
	Shaftesbury plc	390,670	2,626
	WH Smith plc	209,325	2,573
	Pagegroup plc	545,554	2,498
	Drax Group plc	685,981	2,496
	SSP Group plc	909,878	2,443
	William Hill plc	1,789,783	2,437
	Carnival plc	225,256	2,436
*	Virgin Money UK plc	2,145,271	2,433
	Capital & Counties Properties plc	1,293,608	2,368
	Mediclinic International plc	675,520	2,364
1	Ascential plc	664,765	2,336
*	Indivior plc	1,286,680	2,328
	Bodycote plc	317,335	2,315
	Savills plc	232,882	2,285
	Investec plc	1,148,587	2,250
	Redrow plc	384,139	2,145
	Hill & Smith Holdings plc	135,995	2,144
	easyJet plc	330,394	2,125
	Synthomer plc	560,594	2,118
	Aggreko plc	419,772	2,106
	Jupiter Fund Management plc	700,726	2,073
	Rathbone Brothers plc	97,164	2,058
	Daily Mail & General Trust plc	246,831	2,033

	OneSavings Bank plc	653,521	2,020
	Playtech plc	513,043	2,007
	Sanne Group plc	238,352	1,965
	Vesuvius plc	354,168	1,885
	Workspace Group plc	232,551	1,874
	Paragon Banking Group plc	444,847	1,824
	Coats Group plc	2,459,444	1,821
	Telecom Plus plc	99,898	1,756
	Brewin Dolphin Holdings plc	505,798	1,731
	Essentra plc	435,976	1,725
	Dixons Carphone plc	1,755,267	1,690
	Polypipe Group plc	317,564	1,675
	International Consolidated Airlines Group SA (London Shares)	774,523	1,669
	Babcock International Group plc	424,887	1,601
*	Cairn Energy plc	1,017,919	1,583
	Hochschild Mining plc	445,533	1,579
	Sirius Real Estate Ltd.	1,627,991	1,572
	Micro Focus International plc	433,516	1,561
*	Ninety One plc	549,440	1,547
	Rhi Magnesita NV	47,670	1,513
	Chemring Group plc	489,207	1,510
	J D Wetherspoon plc	130,586	1,447
	National Express Group plc	725,149	1,443
1	Hastings Group Holdings plc	528,390	1,437
	Morgan Advanced Materials plc	497,807	1,417
1	Ibstock plc	662,081	1,370
	Kainos Group plc	95,286	1,370
	Vectura Group plc	1,052,928	1,363
^	Tui AG (XLON)	356,499	1,348
*	Capita plc	2,899,675	1,300
	Greencore Group plc	775,902	1,294
*,^	Energean plc	169,921	1,257
	St. Modwen Properties plc	303,112	1,224
1	Airtel Africa plc	1,691,831	1,186
	888 Holdings plc	466,738	1,121
^	Hammerson plc	1,340,212	1,120
	Ferrexpo plc	483,127	1,118
*	Just Group plc	1,810,574	1,061
	Crest Nicholson Holdings plc	433,482	1,058
*	AO World plc	477,612	1,057
*	Frasers Group plc	324,240	1,056
	TalkTalk Telecom Group plc	1,150,611	1,045
	UK Commercial Property REIT Ltd.	1,129,376	1,014
	NCC Group plc	447,422	1,007
*	Firstgroup plc	2,098,709	975
	Provident Financial plc	444,892	961
	Clarkson plc	35,541	955
1	Equiniti Group plc	556,067	929
	Keller Group plc	126,768	928
	Redde Northgate plc	430,955	927
	Mitie Group plc	2,025,446	860
	Cineworld Group plc	1,675,216	842
	Picton Property Income Ltd.	937,350	835
	Elementis plc	1,000,129	834
^	Tullow Oil plc	2,450,894	820
	AG Barr plc	145,012	815
*,1	McCarthy & Stone plc	927,333	804

1	CMC Markets plc	186,486	782
	PZ Cussons plc	314,615	781
*,^,1 Aston Martin Lagonda Global Holdings plc		1,013,892	779
*	Mitchells & Butlers plc	385,425	776
	Petrofac Ltd.	421,972	769
	GoCo Group plc	533,204	711
	Helical plc	172,368	692
	BMO Commercial Property Trust Ltd.	889,781	680
*	Premier Oil plc	1,442,959	679
*	Bank of Georgia Group plc	66,092	672
	Halfords Group plc	338,184	648
1	TI Fluid Systems plc	279,824	635
	Devro plc	294,398	627
*,1	Watches of Switzerland Group plc	176,827	599
	Go-Ahead Group plc	73,072	599
	Marston's plc	1,121,332	591
	Hunting plc	252,919	588
*	TBC Bank Group plc	54,318	558
	Restaurant Group plc	942,224	551
	Rank Group plc	303,094	541
	Redefine International plc	429,654	508
	Senior plc	730,897	496
	Micro Focus International plc ADR	131,091	489
^	SIG plc	1,255,436	461
1	Spire Healthcare Group plc	457,588	450
	Stagecoach Group plc	700,569	435
*	Calisen plc	196,893	427
	NewRiver REIT plc	529,869	423
	Schroder REIT Ltd.	897,030	402
	Saga plc	1,957,202	390
*,^	Metro Bank plc	284,290	382
*	Georgia Capital plc	76,007	362
*	Dignity plc	81,757	348
	Renewi plc	1,039,340	341
	AA plc	1,086,944	337
*,1	Funding Circle Holdings plc	268,364	318
	Card Factory plc	549,404	310
	International Personal Finance plc	389,822	279
	Galliford Try Holdings plc	188,834	234
	RPS Group plc	387,130	226
1	Bakkavor Group plc	261,277	216
*,^	Stobart Group Ltd.	640,999	213
	Superdry plc	113,542	173
*,1	Alfa Financial Software Holdings plc	156,533	164
^	N Brown Group plc	274,005	119
*,§,1 Finablr plc		304,209	44
*,^,§ Intu Properties plc		1,544,041	36
^,1	Amigo Holdings plc	232,297	28
	C&C Group plc (XLON)	2,934	9
*,§	Carillion plc	1,000,411	—
*,§	NMC Health plc	157,105	—
			3,763,085
Total Common Stocks (Cost $21,069,609)			16,281,923

		Coupon
Temporary Cash Investments (1.3%)
Money Market Fund (1.1%)
2,3	Vanguard Market Liquidity Fund	0.194%		1,821,234	182,123

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
	United States Cash Management Bill	0.210%	9/15/20	600	600
4	United States Cash Management Bill	0.116%	9/29/20	4,435	4,434
4	United States Cash Management Bill	0.145%	12/15/20	20,000	19,992
	United States Treasury Bill	0.087%	9/24/20	1,775	1,775
	United States Treasury Bill	0.109%	12/31/20	970	970
					27,771
Total Temporary Cash Investments (Cost $209,918)					209,894
Total Investments (100.2%) (Cost $21,279,527)					16,491,817
Other Assets and Liabilities -Net (-0.2%)					(27,843)
Net Assets (100%)					16,463,974
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,778,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the ag gregate value of these securities was $557,023,000, representing 3.4% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $158,615,000 was received for securities on loan of which 158,540,000 is held in Vanguard Liquidity
Fund and $75,000 is held in cash.
4 Securities with a value of $24,284,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT— Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2020	3,111	116,645	(382)
FTSE 100 Index	September 2020	666	51,318	(1,163)

				(1,545)

European Stock Index Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley
Capital Services
LLC	10/6/20	EUR	86,862	USD	97,964	4,506	—
Morgan Stanley
Capital Services
LLC	10/6/20	GBP	40,543	USD	50,365	2,725	—
Bank of America,
N.A.	10/6/20	USD	89,887	CHF	84,920	—	(3,150)
JPMorgan Chase
Bank, N.A.	10/6/20	USD	2,402	DKK	15,965	—	(127)

						7,231	(3,277)

CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

At July 31, 2020, a counterparty had deposited in segregated accounts cash of $7,150,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investme nts are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.

European Stock Index Fund

The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

European Stock Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,905	16,275,769	249	16,281,923
Temporary Cash Investments	182,123	27,771	—	209,894
Total	188,028	16,303,540	249	16,491,817
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	7,231	—	7,231
Liabilities
Futures Contracts[1]	6,084	—	—	6,084
Forward Currency Contracts	—	3,277	—	3,277
Total	6,084	3,277	—	9,361
1 Represents variation margin on the last day of the reporting period.